Termination Provisions	12 Months Ended
Dec. 31, 2025
EBP 008
EBP, Risk and Uncertainty [Line Items]
Termination Provisions
4. TERMINATION PROVISIONS

In the event of any total or partial termination or discontinuance of the Plan, the accounts of all affected participants shall become fully vested and nonforfeitable (i.e. non-contributory employer contribution account). NW Natural may continue the trust and pay benefits as they mature, or liquidate and distribute the net assets of the trust among participants and beneficiaries in proportion to their interests. NW Natural has no current plans to terminate the Plan.